Other net income	12 Months Ended
Dec. 31, 2025
Other income [abstract]
Other net income	24 Other net income

Other net income
in EUR million	2025	2024	2023
Net monetary loss reflecting IAS 29 hyperinflation impact	-84	-159	-244
Income related to a prior insolvency of a financial institution in the Netherlands	16	53
Sale of the remaining NNHB mortgages		21
Other	70	82	97
	3	-3	-147
The net monetary loss, reflecting the IAS 29 hyperinflation impact, is fully related to the indexation of ING Türkiye's statement of financial position and statement of profit or loss with an offsetting effect in the currency translation reserve.